Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2023 INR (₨)
Benefit payments
2024	₨ 1,638.6
2025	1,352.0
2026	1,108.3
2027	966.1
2028	1,024.9
2029 - 2033	₨ 3,919.2